Accounting Principles - Additional Information (Detail) $ in Millions							1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 15, 2019 EUR (€)	Oct. 15, 2019 USD ($)	Oct. 11, 2019 EUR (€)	Oct. 11, 2019 USD ($)	Apr. 08, 2019 EUR (€)	Apr. 08, 2019 USD ($)	Feb. 29, 2020 EUR (€)	Jul. 31, 2016 EUR (€)	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) HedgingInstrument	Dec. 31, 2018 EUR (€)
Disclosure of summary of significant accounting policies [line Items]
Proceeds from offering of shares	€ 130,700,000	$ 143.0	€ 130,700,000	$ 143.0	€ 72,100,000	$ 81.0
Number of hedging instruments held | HedgingInstrument										0
Research tax credit reimbursement										€ 10,800,000
Potential development, clinical, commercial milestones payment receivable								€ 100,000,000
Non-refundable upfront payment								€ 10,000,000
Tax refund credit period										3 years
Ordinary shares [member]
Disclosure of summary of significant accounting policies [line Items]
Proceeds from offering of shares							€ 136,400,000		€ 136,400,000
Real Estate Finance Lease [member]
Disclosure of summary of significant accounting policies [line Items]
Commitments given under operating leases											€ 30,267,000
Industrial Equipment And Vehicles [member]
Disclosure of summary of significant accounting policies [line Items]
Commitments given under operating leases											€ 163,000